UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-23139

FS GLOBAL CREDIT OPPORTUNITIES FUND—T

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund—T

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 – June 30, 2020

Item 1. Proxy Voting Record.

FS Global Credit Opportunities Fund—T (the “Company”) is a feeder fund that invests substantially all of its assets in FS Global Credit Opportunities Fund (CIK: 0001568194; File No. 811-22802) (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. The proxy voting record of the Fund for the twelve-month period ended June 30, 2020 is set forth in the Fund’s Form N-PX, which was publicly filed with the U.S. Securities and Exchange Commission on August 13, 2020.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund―T

By:	/s/ Michael C. Forman
Name: Michael C. Forman
Title: President and Chief Executive Officer
Date: August 13, 2020